Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stockholders' Equity
Stockholders' Equity

12. Stockholders’ Equity

Following the May 29, 2020 Recapitalization Transaction, as of June 30, 2020, the total number of shares of all classes of capital stock which we have authority to issue is 410,000,000, of which 400,000,000 are common stock, par value $0.0001 per share, and 10,000,000 are preferred stock par value $0.0001 per share. The designations and the powers, privileges and rights, and the qualifications, limitations or restrictions thereof in respect to each of our class of capital stock are discussed below.

Common stock

As of June 30, 2020, there were 50,160,042 shares of common stock issued and outstanding. Each holder of common stock is entitled to one vote for each share of common stock held by such holder. The holders of common stock are entitled to the payment of dividends and other distributions as may be declared from time to time by the Board in accordance with applicable law and to receive other distributions from the Company. Subject to the terms of the Recapitalization Transaction and as of May 29, 2020, certain new and existing holders of common stock of the Company, are subject to a lock-up periods, which ranged from six to twelve months or were dependent on the Company’s filing of a registration statement, deemed effective by the SEC.

Preferred stock

As of June 30, 2020, there were no shares of preferred stock issued and outstanding.

Dividend policy

The Company’s credit facility under the Sprott Credit Agreement contains provisions that restrict its ability to pay dividends. For additional information see Note 9 - Debt, Net.

Warrants

As described below, the Company had a total of 47,011,622 warrants outstanding as of June 30, 2020.

Five-year Public Warrants

The Company has 34,289,999 publicly-traded warrants outstanding which entitle holders to purchase one share of HYMC common stock at an exercise price of $11.50 per share for a period of five years from the May 29, 2020 Recapitalization Transaction. The Company has certain abilities to call such warrants if the last reported sale price of HYMC common stock equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period. See Note 3 - Recapitalization Transaction for additional details on transactions to which these warrants were issued.

Seller Warrants

As part of the Recapitalization Transaction, the Company assumed the obligations and liabilities under that certain warrant agreement, dated as of October 22, 2015, by and between Seller and Computershare Inc., a Delaware corporation, and its wholly-owned subsidiary Computershare Trust Company, N.A., a federally chartered trust company, collectively as initial warrant agent; and Continental Stock Transfer & Trust Company, LLC was named as the successor warrant agent (the “Seller Warrant Agreement”). Pursuant to the assumption of the Seller Warrant Agreement, the warrants issued thereunder (the “Seller Warrants”) became exercisable into shares of HYMC common stock. As of the consummation of the Recapitalization Transaction, 3,210,213 shares of common stock may be issued upon exercise of Seller Warrants at an exercise price, determined as of July 1, 2020 pursuant to the Seller Warrant Agreement of $44.82 per share upon the exercise of 12,721,623 Seller Warrants, each currently exercisable into approximately 0.2523 shares of common stock, which exercise price and number of shares may fluctuate under the terms of the Seller Warrant Agreement. Seller Warrants have a seven-year term that expires in October 2022.

11.  Stockholders’ Equity

Common stock

In connection with the Company’s emergence from bankruptcy and as detailed in the plan of reorganization, the Company’s then-existing unsecured notes and general unsecured claims were canceled and holders of such claims received equity in the reorganized Company or received cash in amounts negotiated by the major creditor groups. The Company was required to issue 3.0 million new common shares to its creditors, but has not listed the new common shares for public trading and is not a reporting company with the United States Securities and Exchange Commission. Previous equity stockholders of the Company received warrants with a seven-year term that represent 17.5% of the outstanding new common shares.

As of December 31, 2019, all bankruptcy claims had been settled and all 3.0 million shares had been issued. For additional information see Note 16 — Fair Value Measurements. As of December 31, 2019, the Company had 400.0 million shares of common stock authorized at $.001 par value per share.

Preferred stock

In addition to common stock, the authorized share capital of the Company includes 10,000,000 shares of undesignated preferred stock with a par value of $0.001 per share, none of which has been issued.

Treasury stock

During the year ended December 31, 2019, the Company repurchased 37,428 shares of its common stock outstanding for a total purchase price of $1 (one dollar). During the year ended December 31, 2018, the Company repurchased 95,082 shares of its common stock outstanding for a total purchase price of $1 (one dollar).

Dividend policy

The Company has never paid dividends and currently has no intention to do so. The Company’s Convertible Notes, 1.5 Lien Notes, 1.25 Lien Notes and First Lien Agreement contain provisions that restrict its ability to pay dividends. For additional information see Note 9 — Debt.

Warrant issuance at effective date:

As discussed above, the previous equity stockholders of the Company were issued 12.7 million warrants with a seven-year term that represent 17.5% of the outstanding new common shares on the Effective Date. At issuance, each warrant was convertible into one share of the Company’s common stock. As the number of shares of common stock issuable upon conversion of the Convertible Notes increases, the conversion ratio of the warrants increases such that the warrants continue to represent 17.5% of the shares of common stock outstanding, assuming that all Convertible Notes have been converted to common shares. As of December 31, 2019, each warrant was convertible into 2.13 shares of common stock for a total of 27.2 million shares. The exercise price per share was

$5.20 as of December 31, 2019. The warrants were accounted for as a derivative instrument and included as of December 31, 2019 and 2018 in Other liabilities, non-current on the consolidated balance sheets at fair value.